Institutional | Calvert Short Duration Income Fund
CALVERT SHORT DURATION INCOME FUND Class (Ticker): I (CDSIX)
INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		Institutional Calvert Short Duration Income Fund Class I
Redemption fee	[1]	2.00%
[1]	(as a % of amount redeemed or exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -		Institutional Calvert Short Duration Income Fund Class I
Management fees	[1]	0.42%
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	0.07%
Total annual fund operating expenses	[1]	0.49%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 0.75% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Calvert Short Duration Income Fund Class I	5,011	15,720	27,416	61,599

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 263% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities ("ABS"), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Under normal circumstances, the Fund's average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

There were no shareholders in Class I for the period November 7, 2005, through April 21, 2006. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	5.16%
Worst Quarter (of periods shown)	12/31/08	-1.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-11)
Average Annual Total Returns - Institutional Calvert Short Duration Income Fund	1 year	5 years	Since Inception		Inception Date
Class I	0.95%	4.56%	5.47%		Feb. 26, 2002
Class I Return after taxes on distributions	(0.37%)	2.92%	3.68%
Class I Return after taxes on distributions and sale of Fund shares	1.04%	2.97%	3.65%
Barclays Capital 1-5 Year U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	3.04%	5.29%	4.90%
Lipper Short Investment Grade Debt Funds Avg. (reflects no deduction for taxes)	1.26%	3.03%		[1]
[1]	The Fund is unable to show performance of the Lipper average since the Portfolio's inception date. For comparison purposes to Lipper, performance for the since inception time period beginning 2/28/02 is: Return before taxes 5.45%; Return after taxes on distributions 3.65%; Return after taxes on dis- tributions and sale of Fund shares 3.63%; and the Lipper Short Investment Grade Debt Funds Average for the same time period is 3.08%.